Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of ground lease expense incurred, included in other expense

	For the Year Ended December 31,
	2011	2010	2009
Ground lease expense	$42,284	$36,750	$32,086

Schedule of future minimum lease payments due under ground leases

2012	$26,193
2013	26,627
2014	26,593
2015	27,272
2016	27,442
Thereafter	851,184

$985,311